Borrowings and long-term debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Borrowings:
At fixed interest rates with due dates from April 2013 to September 2013	$ 1,435	$ 15,696
At floating interest rates with due dates from January 2013 to September 2014	1,296,785	1,426,237
Total borrowings	1,298,220	1,441,933
Debt:
At fixed interest rates with due dates from November 2014 to April 2017	453,373	45,615
At floating interest rates with due dates in March 2015	153,947	0
Total debt	607,320	45,615
Total borrowings and long-term debt outstanding	1,905,540	1,487,548
Average outstanding balance during the year	1,893,580	1,391,440
Maximum outstanding balance at any month-end	2,152,584	1,548,404
Weighted average interest rate at the end of the year	2.92%	2.16%
Weighted average interest rate during the year	2.74%	1.94%
Mexican Pesos [Member]
Debt:
Total borrowings and long-term debt outstanding	338,760	172,358
Peruvian Soles [Member]
Debt:
Total borrowings and long-term debt outstanding	48,188	45,615
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	6.50%	6.50%
U S Dollar [Member]
Debt:
Total borrowings and long-term debt outstanding	$ 1,518,592	$ 1,269,575
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	3.75%	1.50%
Maximum [Member] | Mexican Pesos [Member]
Debt:
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	9.90%	9.90%
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	6.34%	6.30%
Maximum [Member] | U S Dollar [Member]
Debt:
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	2.40%	2.30%
Minimum [Member] | Mexican Pesos [Member]
Debt:
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	7.60%	7.50%
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	5.50%	5.66%
Minimum [Member] | U S Dollar [Member]
Debt:
Long-term Debt, Percentage Bearing Variable Interest, Percentage Rate	0.68%	0.62%